Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Schedule of Continuity of Lease Liabilities

	December 31, 2022	December 31, 2021
Opening balance	$548,607	$170,731
Modification by extending the lease term	-	508,799
Less: lease payments	(130,056)	(144,253)
Interest expense	47,379	13,330
	465,930	548,607
Less: current portion of lease liabilities	(88,295)	(82,677)
Long-term portion of lease liabilities	$377,635	$465,930

Schedule of Right of Use Assets

	December 31, 2022	December 31, 2021
Opening balance	$539,110	$151,790
Modification by extending the lease term	-	508,799
Less: amortization of ROU assets	(106,791)	(121,479)
	$432,319	$539,110

Schedule of Remaining Payments For Operating Lease

	2023	2024	2025	2026	2027	Total
Office lease	$167,374	$170,672	$173,970	$177,268	$44,523	$733,807